Note 14 - Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended			12 Months Ended
	Jan. 31, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 29, 2017	Oct. 31, 2018
Statement Line Items [Line Items]
Purchase of intangible assets					$ 135,985	$ 1,000,000
Hoffman-La Roche [member]
Statement Line Items [Line Items]
Contractual commitments for acquisition of intangible assets					1,000,000
Accounts payable, as result of achievement of a clinical development milestone					11,000,000
Additional contractual commitments for acquisition of intangible assets					1,000,000
Addition Contractual Commitments for Potential Royalties					37,500,000
Purchase of intangible assets				$ 1,000,000
Contractual commitments for acquisition of intangible assets, clinical milestones					2,000,000
Thomas Jefferson University [member]
Statement Line Items [Line Items]
Contractual commitments for acquisition of intangible assets					100,000
Accounts payable, as result of achievement of a clinical development milestone					250,000
Purchase of intangible assets					100,000
Yamaguchi University [member]
Statement Line Items [Line Items]
Contractual commitments for acquisition of intangible assets, clinical milestones					75,000
Contractual commitments for acquisition of intangible assets, regulatory milestones					150,000
Galderma [member]
Statement Line Items [Line Items]
Contractual commitments for acquisition of intangible assets, clinical milestones							$ 2,000,000
Contractual commitments for acquisition of intangible assets, regulatory milestones							25,500,000
Technology Access Fees							$ 700,000
Head office lease in Montreal, Quebec, Canada [member]
Statement Line Items [Line Items]
Lease termination fee, accrued					$ 62,000			$ 62,000
Head office lease in Montreal, Quebec, Canada [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Lease annual payment	$ 400,000
Office space in Newton Massachusetts [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Lease annual payment			$ 465,000
Lease monthly payment		$ 50,000